Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Taxes [Abstract]
Schedule of Provision for Income Taxes	The provision for income taxes consisted of the following:
	For the Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Current
Cayman Islands	$-	$-
Hong Kong	-	-
China	13,298	116,740
Deferred
Cayman Islands	-	-
Hong Kong	-	-
China	(20,846)	(10,553)
Income tax (benefit)/provision	$(7,548)	$106,187

Schedule of Reconciles the PRC Statutory Rate	The following table reconciles the PRC statutory rate to the Company’s effective tax rate:
	For the Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25.0%	25.0%
Additional deduction of research and development expenses	28.6%	(8.4)%
Non-deductible expenses	4.4%	1.2%
Effect of PRC preferential tax rate	(10.0)%	(10.6)%
Loss from non-PRC entities not subject to PRC tax	(45.2)%	8.7%
Effective tax rate	2.8%	15.9%

Schedule of Net Deferred Tax Assets and Liabilities	Components of net deferred tax assets and liabilities were as follows:
	As of June 30,	As of December 31,
	2024	2023
	(Unaudited)
Allowance for doubtful accounts	$2,169	$3,460
Inventories valuation allowance	9,287	2,709
Depreciation	(236,039)	(253,062)
Net deferred tax (liabilities) assets	$(224,583)	$(246,893)

Schedule of Movement of Net Deferred Tax Liabilities and Assets	The movement of net deferred tax liabilities and assets were as follows:
	For the six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Balance at beginning of the period	$(246,893)	$6,143
Current period reduction (addition)	20,846	(156,674)
Foreign exchange difference	1,464	(301)
Balance at end of the period	$(224,583)	$(150,832)